Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
Global Emerging Markets Fund (Prospectus Summary): | Global Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL EMERGING MARKETS FUND
Supplement Text	ck0000101507_SupplementTextBlock	U.S GLOBAL INVESTORS FUNDS GLOBAL EMERGING MARKETS FUND INVESTOR CLASS SHARES SUPPLEMENT DATED MARCH 26, 2012 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2011
Investment Strategy, Heading	rr_StrategyHeading	The following sentence should be added to the end of the second paragraph of the Principal Investment Strategies section on page 2 of the summary prospectus and page 26 of the prospectus:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser considers companies of all sizes when making stock selections, but its emphasis is on small- and mid-sized companies.
Risk, Heading	rr_RiskHeading	The following paragraph should be added to the Principal Risks section on page 2 of the summary prospectus and page 27 of the prospectus:
Risk, Narrative	rr_RiskNarrativeTextBlock

Small- and Mid-Sized Companies Risk.  The fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may be otherwise advisable.

Global Emerging Markets Fund | Global Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMFX